Balance Sheets (Parentheticals) - ₪ / shares	Dec. 31, 2019	Dec. 31, 2018
Ordinary shares, par value (in New Shekels per share)	₪ 1.0	₪ 1.0
Ordinary shares, shares authorized	100,000,000,000	5,000,000,000
Ordinary shares, shares issued	2,780,707,000	2,780,707,000
Ordinary shares, shares outstanding	1,255,640,000	1,255,640,000
Treasury shares	1,525,067	1,525,067